Tax credit and other receivables/Other payables (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary Of Tax Credit And Other Receivables Payables
A.	Tax credit and other receivables/Other payables

	December 31,	December 31,
(In thousand Euros)	2022	2021
VAT receivable	10,091	13,834
Government grants receivable	4,049	3,634
Income tax credit receivable (short term)	706
Income ta x credit receivable (long term)	6,629	2,589

Total	21,475	20,057

	December 31,	December 31,
(In thousand Euros)	2022	2021
VAT payable	2,585	3,077
Current income tax liability	1,186	—
Social Security payable	1,328	774
Personal Income Tax payable	1,906	1,154
Deferred tax liabilities	1,388	31

Total	8,393	5,036

Summary Of Income Tax Credit RecognizedIn Profit Loss
B.	Amounts recognized in profit or loss

	Year ended December 31,
(In thousand Euros)	2022	2021	2020
Loss before Tax / Profit	(67,726)	(225,584)	(12,312)

Tax income (at 25%)	16,932	56,396	3,078
Unrecognized deferred tax assets on tax losses	(16,932)	(56,396)	(3,078)
R&D tax credits	(5,468)	(1,666)	(923)
Amortization of intangible assets identified		(10)	—
Tax expense	542	(131)	13

Income tax credit	(4,926)	(1,807)	(910)

Summary Of Information About Offset Of Tax losses
At December 31, details of the tax losses to be offset are as follows:

(In thousand Euros)	December 31, 2022	December 31, 2021
2015	47	47
2016	439	439
2017	56	56
2018	1,579	1,579
2019	3,318	3,318
2020	12,312	12,312
2021	68,907	68,907
2022	28,631	—

Total	115,289	86,658